Parent Company	12 Months Ended
Dec. 31, 2010
Parent Company [Abstract]
Parent Company
Note 35 – Parent company
Parent company – statements of income

Year ended December 31, (in millions)	2010	2009	2008

Income
Dividends from subsidiaries:
Bank and bank holding company	$16,554	$15,235	$3,085
Nonbank(a)	932	1,036	1,687
Interest income from subsidiaries	985	1,501	4,539
Other interest income	294	266	212
Other income from subsidiaries, primarily fees:
Bank and bank holding company	680	233	244
Nonbank	312	742	95
Other income/(loss)	157	844	(1,038)

Total income	19,914	19,857	8,824

Expense
Interest expense to subsidiaries(a)	1,263	1,118	1,302
Other interest expense	3,782	4,696	6,879
Compensation expense	177	574	43
Other noninterest expense	363	414	732

Total expense	5,585	6,802	8,956

Income/(loss) before income tax benefit and undistributed net income of subsidiaries	14,329	13,055	(132)
Income tax benefit	511	1,269	2,582
Equity in undistributed net income of subsidiaries	2,530	(2,596)	3,155

Net income	$17,370	$11,728	$5,605

Parent company – balance sheets
December 31, (in millions)	2010	2009

Assets
Cash and due from banks	$96	$102
Deposits with banking subsidiaries	80,201	87,893
Trading assets	16,038	14,808
Available-for-sale securities	3,176	2,647
Loans	1,849	1,316
Advances to, and receivables from, subsidiaries:
Bank and bank holding company	54,887	54,152
Nonbank	72,080	81,365
Investments (at equity) in subsidiaries:
Bank and bank holding company	150,876	157,412
Nonbank(a)	38,000	32,547
Goodwill and other intangibles	1,050	1,104
Other assets	17,171	14,793

Total assets	$435,424	$448,139

Liabilities and stockholders’ equity
Borrowings from, and payables to, subsidiaries(a)	$28,332	$39,532
Other borrowed funds, primarily commercial paper	41,874	41,454
Other liabilities	7,302	8,035
Long-term debt(b)	181,810	193,753

Total liabilities	259,318	282,774
Total stockholders’ equity	176,106	165,365

Total liabilities and stockholders’ equity	$435,424	$448,139

Parent company – statements of cash flows
Year ended December 31, (in millions)	2010	2009	2008

Operating activities
Net income	$17,370	$11,728	$5,605
Less: Net income of subsidiaries(a)	20,016	13,675	7,927

Parent company net loss	(2,646)	(1,947)	(2,322)
Cash dividends from subsidiaries(a)	17,432	16,054	4,648
Other, net	1,685	1,852	1,920

Net cash provided by operating activities	16,471	15,959	4,246

Investing activities
Net change in:
Deposits with banking subsidiaries	7,692	(27,342)	(7,579)
Available-for-sale securities:
Purchases	(1,387)	(1,454)	(1,475)
Proceeds from sales and maturities	745	522	—
Loans, net	(90)	209	(102)
Advances to subsidiaries, net	8,051	28,808	(82,725)
Investments (at equity) in subsidiaries, net(a)	(871)	(6,582)	(26,212)

Net cash provided by/(used in) investing activities	14,140	(5,839)	(118,093)

Financing activities
Net change in borrowings from subsidiaries(a)	(2,039)	(4,935)	20,529
Net change in other borrowed funds	(11,843)	1,894	(12,880)
Proceeds from the issuance of long-term debt	21,610	32,304	50,013
Proceeds from the assumption of subsidiaries long-term debt(c)	—	15,264	39,778
Repayments of long-term debt	(32,893)	(31,964)	(22,972)
Proceeds from issuance of common stock	—	5,756	11,500
Excess tax benefits related to stock-based compensation	26	17	148
Proceeds from issuance of preferred stock and Warrant to the U.S. Treasury	—	—	25,000
Proceeds from issuance of other preferred stock(d)	—	—	8,098
Redemption of preferred stock issued to the U.S. Treasury	—	(25,000)	—
Redemption of other preferred stock	(352)	—	—
Treasury stock repurchased	(2,999)	—	—
Dividends paid	(1,486)	(3,422)	(5,911)
All other financing activities, net	(641)	33	469

Net cash (used in)/provided by financing activities	(30,617)	(10,053)	113,772

Net increase/(decrease) in cash and due from banks	(6)	67	(75)
Cash and due from banks at the beginning of the year, primarily with bank subsidiaries	102	35	110

Cash and due from banks at the end of the year, primarily with bank subsidiaries	$96	$102	$35

Cash interest paid	$5,090	$5,629	$7,485
Cash income taxes paid, net	7,001	3,124	156

(a)	Subsidiaries include trusts that issued guaranteed capital debt securities (“issuer trusts”). The Parent received dividends of $13 million, $14 million and $15 million from the issuer trusts in 2010, 2009 and 2008, respectively. For further discussion on these issuer trusts, see Note 22 on pages 265–266 of this Annual Report.
(b)	At December 31, 2010, long-term debt that contractually matures in 2011 through 2015 totaled $38.9 billion, $42.4 billion, $17.6 billion, $19.0 billion and $16.8 billion, respectively.
(c)	Represents the assumption of Bear Stearns long-term debt by JPMorgan Chase & Co.
(d)	2008 included the conversion of Bear Stearns’ preferred stock into JPMorgan Chase preferred stock.